CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Current assets:
Cash and cash equivalents	$ 65,658	$ 65,403
Restricted cash	136	310
Accounts receivable, net	199,897	182,258
Inventories, net	198,296	186,824
Income taxes receivable	3,617	982
Investments in debt and equity securities, at market	6,481	5,748
Prepaid expenses and other	31,359	29,971
Assets held for sale	5,582	4,256
Total current assets	511,026	475,752
Property, plant and equipment, net	226,995	242,212
Goodwill	148,291	154,271
Intangible assets, net	137,148	146,769
Deferred income taxes	2,544	4,300
Other assets, net	5,108	2,092
Total assets	1,031,112	1,025,396
Current liabilities:
Note payable	440	460
Accounts payable	147,772	142,913
Accrued compensation and benefits	59,189	72,612
Accrued interest	6,414	7,165
Other accrued expenses	102,233	103,384
Total current liabilities	316,048	326,534
Long-term debt, net of deferred financing costs of $6,857 and $8,096 on October 29, 2017 and October 30, 2016, respectively	387,290	396,051
Deferred income taxes	4,297	0
Other long-term liabilities	18,230	21,494
Total long-term liabilities	409,817	417,545
Stockholders’ equity:
Common stock, $.01 par value, 100,000,000 shares authorized; 68,677,684 and 71,581,273 shares issued in 2017 and 2016, respectively; and 68,386,556 and 70,806,202 shares outstanding in 2017 and 2016, respectively	687	715
Additional paid-in capital	562,277	603,120
Accumulated deficit	(248,046)	(302,706)
Accumulated other comprehensive loss, net	(7,531)	(10,553)
Treasury stock, at cost (291,128 and 775,071 shares in 2017 and 2016, respectively)	(2,140)	(9,259)
Total stockholders’ equity	305,247	281,317
Total liabilities and stockholders’ equity	$ 1,031,112	$ 1,025,396